FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial liabilities	$ 27,275	$ 25,278
Financial liabilities at fair value
Disclosure of financial assets [line items]
Financial liabilities	264	2,654
Financial liabilities at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	425,923	435,983
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 97,985	$ 148,236